Financial Instruments (Net Investment Hedges) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Jul. 31, 2017 GBP (£)	Jul. 31, 2017 EUR (€)	Jul. 10, 2017 GBP (£)	Jul. 10, 2017 EUR (€)	Jun. 30, 2017 GBP (£) hedge	Jun. 30, 2017 EUR (€) hedge
Senior Notes [Member] | Senior Euro Notes due 2021, interest payable annually at 0.400% [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Senior notes amount			€ 500,000,000		€ 500,000,000
Senior Notes [Member] | Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Senior notes amount			€ 500,000,000
Senior Notes [Member] | Senior GBP Notes due 2022, interest payable annually at 1.700% [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Senior notes amount | £		£ 300,000,000		£ 300,000,000
Foreign exchange forward [Member] | Net investment hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of instruments held | hedge						2	2
Notional amount						£ 298,000,000	€ 999,000,000
Loss on net investment hedge | $	$ 63